Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real property dispositions:
Property dispositions		$ 186,050	$ 184,382	$ 186,713
Add: Gain on sales of real property	769	61,160	36,115	43,394
Proceeds from sales of real property		247,210	219,027	224,007
Revenues:
Rental income		38,699	67,138	86,889
Other income		0	0	8,059
Expenses:
Interest expense		8,045	14,149	17,182
Property operating expenses		4,394	7,171	6,464
Provision for depreciation		11,074	21,495	30,152
Income (loss) from discontinued operations, net		15,186	24,323	41,150
Senior housing facilities [Member]
Real property dispositions:
Property dispositions		150,755	170,290	101,155
Medical office buildings [Member]
Real property dispositions:
Property dispositions		35,295	14,092	85,558
Land parcels [Member]
Real property dispositions:
Property dispositions		$ 0	$ 0	$ 0